UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

WESTERN ASSET

PREMIER BOND FUND (WEA)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide current income and capital appreciation.

Under normal market conditions, the Fund expects to invest substantially all (but at least 80%) of its total managed assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities, and at least 65% of its total managed assets in bonds that, at the time of purchase, are of investment grade quality. The Fund may invest up to 35% of its total managed assets in bonds of below investment grade quality (commonly referred to as “junk bonds”) at the time of purchase. The Fund may invest in securities or instruments other than bonds (including preferred stock) and may invest up to 10% of its total managed assets in instruments denominated in currencies other than the U.S. dollar. The Fund may invest in a variety of derivative instruments for investment or risk management purposes. The Fund expects that the average effective duration of its portfolio will range between 3.5 and seven years, although this target duration may change from time to time. Trust preferred interests and capital securities are considered bonds and not preferred stock for purposes of the foregoing guidelines.

II	Western Asset Premier Bond Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premier Bond Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

Western Asset Premier Bond Fund	III

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

IV	Western Asset Premier Bond Fund

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, the U.K. referendum to leave the European Union (“Brexit”) and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexiv, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended June 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, gained 9.06% for the six months ended June 30, 2016. The high-yield market was weak during the first month of the reporting period, due to falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply over the last four months of the reporting period. This turnaround occurred as oil prices rebounded and the Fed reduced its expectations for rate hikes in 2016.

Performance review

For the six months ended June 30, 2016, Western Asset Premier Bond Fund returned 8.57% based on its net asset value (“NAV”)vi and 14.13% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Barclays U.S. Corporate High Yield Indexvii and the Barclays U.S. Credit Indexviii, returned

Western Asset Premier Bond Fund	V

Investment commentary (cont’d)

9.06% and 7.54%, respectively, for the same period. The Lipper Corporate BBB-Rated Debt (Leveraged) Closed-End Funds Category Averageix returned 6.95% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.54 per share. As of June 30, 2016, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2016. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2016 (unaudited)
Price Per Share	6-Month Total Return**
$13.64 (NAV)	8.57	%†
$13.30 (Market Price)	14.13	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “WEA” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XWEAX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Premier Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

*	This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

VI	Western Asset Premier Bond Fund

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment’s price. The Fund may invest in high-yield bonds (commonly referred to as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed-income securities. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may invest, to a limited extent, in foreign securities, including emerging markets, which involve additional risks. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Premier Bond Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

vii

The Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144-A securities are also included.

viii	The Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 7 funds in the Fund’s Lipper category.

VIII	Western Asset Premier Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the Fund’s portfolio as of June 30, 2016 and December 31, 2015 and does not include derivatives such as futures contracts and forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — June 30, 2016

Total Spread Duration
WEA	— 5.42 years
Benchmark	— 4.28 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Corporate High Yield Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WEA	— Western Asset Premier Bond Fund

2	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2016

Total Effective Duration
WEA	— 5.50 years
Benchmark	— 4.27 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Corporate High Yield Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WEA	— Western Asset Premier Bond Fund

Western Asset Premier Bond Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2016

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 95.7%
Consumer Discretionary — 17.3%
Auto Components — 0.4%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	530,000	$536,954	(a)
Automobiles — 2.7%
Daimler Finance NA LLC, Notes	8.500%	1/18/31	1,000,000	1,624,567	(b)
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	680,000	700,563	(b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	160,539
General Motors Co., Senior Notes	6.250%	10/2/43	1,750,000	1,943,993	(b)
Total Automobiles				4,429,662
Hotels, Restaurants & Leisure — 1.4%
CCM Merger Inc., Senior Notes	9.125%	5/1/19	570,000	597,075	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	430,000	442,900
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	220,000	228,250	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	720,000	727,200	(a)(b)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer Inc., Senior Notes	5.625%	5/1/24	210,000	222,075	(a)
Total Hotels, Restaurants & Leisure				2,217,500
Household Durables — 0.6%
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	580,000	577,100	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	390,000	400,725	(b)
Total Household Durables				977,825
Media — 11.4%
21st Century Fox America Inc., Senior Debentures	8.875%	4/26/23	400,000	544,560	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	890,000	916,700	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,000,000	1,093,302	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	497,358	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,130,000	2,543,265	(a)(b)
Comcast Corp., Notes	7.050%	3/15/33	1,000,000	1,400,413	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	650,000	669,500	(a)
Gray Television Inc., Senior Notes	5.875%	7/15/26	220,000	220,550	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	525,200	187,759	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	424,321	262,018	(a)(c)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	2,020,000	1,997,275	(a)(b)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	720,000	901,616	(b)
Time Warner Cable Inc., Senior Notes	5.850%	5/1/17	500,000	517,588	(b)

See Notes to Financial Statements.

4	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
Time Warner Inc., Senior Debentures	7.700%	5/1/32	980,000		$1,368,204	(b)
Tribune Media Co., Senior Notes	5.875%	7/15/22	260,000		258,700
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,820,000	EUR	2,135,375	(a)(b)
Viacom Inc., Senior Notes	4.375%	3/15/43	2,700,000		2,180,976	(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	820,000		797,450	(a)(b)
Total Media					18,492,609
Specialty Retail — 0.8%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	270,000		273,375	(a)(b)
L Brands Inc., Debentures	6.950%	3/1/33	180,000		178,650
L Brands Inc., Senior Notes	6.875%	11/1/35	450,000		455,625
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	420,000		439,950	(b)
Total Specialty Retail					1,347,600
Total Consumer Discretionary					28,002,150
Consumer Staples — 4.3%
Beverages — 1.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	540,000		606,813
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,010,000		1,183,560	(b)
Total Beverages					1,790,373
Food & Staples Retailing — 2.2%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	405,487		448,396	(a)(b)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	422,043		475,706	(b)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	423,606		480,695	(b)
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	413,178		496,721	(b)
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	408,562		514,094	(a)(b)
Kroger Co., Senior Notes	6.400%	8/15/17	1,090,000		1,153,262	(b)
Total Food & Staples Retailing					3,568,874
Food Products — 0.6%
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,000,000		1,010,630	(a)(b)
Household Products — 0.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000		260,000	(b)
Tobacco — 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	310,000		396,097	(b)
Total Consumer Staples					7,025,974
Energy — 17.5%
Energy Equipment & Services — 0.5%
CGG, Senior Notes	6.500%	6/1/21	750,000		330,000
Ensco PLC, Senior Notes	4.700%	3/15/21	100,000		83,092

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy Equipment & Services — continued
Pride International Inc., Senior Notes	7.875%	8/15/40	400,000	$280,538
Weatherford International Ltd., Senior Notes	7.750%	6/15/21	90,000	87,638
Total Energy Equipment & Services				781,268
Oil, Gas & Consumable Fuels — 17.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	682,437	(b)
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	918,432	(b)
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	242,010	(b)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	130,000	44,850	*(d)
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	587,453	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	530,000	594,925	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	270,000	187,650
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	206,400	(b)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	230,000	224,825
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	466,250	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	412,500	(b)
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	355,203	(b)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	10,000	9,047
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	46,350	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,181,190	(b)
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	949,590	(b)
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	1,094,414	(b)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,283,361	(b)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	579,000	580,227	(b)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	840,000	810,600	(b)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	190,000	213,894
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,524,117	(b)
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	250,000	250,625
Magnum Hunter Resources Corp. Escrow	—	—	960,000	0	*(e)(f)(g)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	690,000	534,750	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	150,000	115,500	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	490,000	475,300	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	1,016,731	(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	370,000	354,275
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	474,500
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	340,000	309,400

See Notes to Financial Statements.

6	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	$369,853
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	251,782
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	738,300
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,500,000	1,444,500	(b)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	630,000	704,340	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,119,714	(a)(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	279,929	(h)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	344,750	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	360,000	342,900	(a)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	380,000	293,550
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,244,502	(a)(b)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	480,000	441,600
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	179,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	443,000	445,215	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	55,110
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	41,730	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	160,000	159,699
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	210,525
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	720,000	768,600	(a)
Total Oil, Gas & Consumable Fuels				27,582,405
Total Energy				28,363,673
Financials — 22.9%
Banks — 15.1%
Bank of America Corp., Senior Notes	3.750%	7/12/16	500,000	500,240	(b)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,231,647	(b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,200,000	1,244,506	(b)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	768,005	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,500,000	2,690,625	(b)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	510,000	499,290	(a)(i)(j)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,040,605	(a)(b)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000	1,804,411	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	250,000	254,375
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	510,258	(b)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000	224,188	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,224,570	(b)
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	270,000	300,146
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,080,000	1,072,617	(a)(b)(i)(j)

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	850,000	$858,913	(a)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000	750,822	(a)(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,480,000	1,398,600	(i)(j)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,000,000	1,021,250	(i)(j)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	548,989	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000	1,014,482	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	152,420
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,830,000	2,759,541	(b)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	140,000	156,766	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	983,648	(a)(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	523,514	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,000,000	1,017,481	(a)(b)
Total Banks				24,551,909
Capital Markets — 2.9%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,500,000	1,493,721	(b)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000	1,077,495	(b)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	902,786	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,233,534	(b)
Total Capital Markets				4,707,536
Consumer Finance — 0.5%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	317,250	(b)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	500,000	503,889	(b)
Total Consumer Finance				821,139
Diversified Financial Services — 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	230,000	235,538
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921	845,437	(b)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	373,000	384,250	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,380,000	1,440,720	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	80,000	85,700
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	757,750	(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000	439,176	(a)(b)
Total Diversified Financial Services				4,188,571
Insurance — 0.6%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	330,000	248,325	(b)
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	777,250	(b)
Total Insurance				1,025,575

See Notes to Financial Statements.

8	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Investment Trusts (REITs) — 0.7%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	440,000	$447,700	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	370,000	373,700
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	276,900
Total Real Estate Investment Trusts (REITs)				1,098,300
Thrifts & Mortgage Finance — 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	860,000	829,900	(a)(b)
Total Financials				37,222,930
Health Care — 4.5%
Biotechnology — 0.6%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	280,000	250,600	(a)
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	275,335
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	390,000	443,470
Total Biotechnology				969,405
Health Care Equipment & Supplies — 1.0%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	340,000	333,625	(a)(c)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	540,000	467,100	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	330,000	328,762	(a)
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	440,000	467,773	(a)
Total Health Care Equipment & Supplies				1,597,260
Health Care Providers & Services — 2.0%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000	291,900	(a)
Centene Corp., Senior Notes	4.750%	5/15/22	310,000	316,200
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	233,887	(a)
HCA Inc., Debentures	7.500%	11/15/95	475,000	460,750	(b)
HCA Inc., Notes	7.690%	6/15/25	90,000	96,300	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	290,675
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	230,000	220,944
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,330,000	1,362,984	(b)
Total Health Care Providers & Services				3,273,640
Pharmaceuticals — 0.9%
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	570,000	598,542	(b)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	420,000	420,000	(a)(c)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	420,000	399,000	(a)
Total Pharmaceuticals				1,417,542
Total Health Care				7,257,847

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 8.9%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	250,000	$263,750	(b)
Boeing Co., Notes	6.125%	2/15/33	600,000	811,963	(b)
Total Aerospace & Defense				1,075,713
Air Freight & Logistics — 0.3%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	470,000	448,262	(a)
Airlines — 4.5%
Air 2 US, Notes	8.027%	10/1/19	674,983	705,357	(a)(b)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	1,146,477	1,284,055	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	154,266	156,874	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	247,527	259,903	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	677,365	722,241	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	8.048%	11/1/20	270,688	295,726	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	231,707	243,292	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	103,435	118,433	(b)
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	240,956	250,594
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	1,582,801	1,630,285	(b)
US Airways, Pass-Through Certificates, Senior Secured Bonds	7.125%	10/22/23	1,449,836	1,718,056	(b)
Total Airlines				7,384,816
Building Products — 0.4%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	230,000	236,325	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	330,000	337,425	(a)
Total Building Products				573,750
Commercial Services & Supplies — 0.5%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	220,000	177,650	(a)
West Corp., Senior Notes	5.375%	7/15/22	670,000	623,100	(a)
Total Commercial Services & Supplies				800,750
Construction & Engineering — 0.3%
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	350,000	339,500	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	340,000	163,200	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	177,280	31,467	(a)
Total Construction & Engineering				534,167

See Notes to Financial Statements.

10	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electrical Equipment — 0.2%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000	$336,600	(a)(b)
Industrial Conglomerates — 0.1%
General Electric Co., Subordinated Notes	5.300%	2/11/21	129,000	149,664	(b)
Machinery — 0.1%
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	150,000	115,500	(a)
Marine — 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	470,000	368,950	(a)(b)
Professional Services — 0.6%
IHS Inc., Senior Notes	5.000%	11/1/22	1,000,000	1,032,500
Road & Rail — 0.6%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	680,000	659,600	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	100,000	85,000	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	240,000	238,800	(a)
Total Road & Rail				983,400
Trading Companies & Distributors — 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	630,000	652,050	(b)
Total Industrials				14,456,122
Information Technology — 2.6%
Communications Equipment — 1.1%
Harris Corp., Senior Notes	5.054%	4/27/45	1,500,000	1,701,354	(b)
Electronic Equipment, Instruments & Components — 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	170,000	163,268
IT Services — 0.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	160,000	67,200	(a)(g)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	98,000	102,360	(a)(b)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	500,000	606,926	(b)
Total IT Services				776,486
Technology Hardware, Storage & Peripherals — 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	550,000	560,875	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	320,000	334,215	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	570,000	451,012	(b)
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	260,000	187,850
Total Technology Hardware, Storage & Peripherals				1,533,952
Total Information Technology				4,175,060

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 4.8%
Chemicals — 0.9%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	$871,792	(h)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	226,550	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	264,062	229,734	(a)(c)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	210,000	218,925	(a)
Total Chemicals				1,547,001
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,300,000	1,280,500	(a)(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	390,000	378,788	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	51,875
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	280,000	283,500	(a)
Total Containers & Packaging				1,994,663
Metals & Mining — 2.7%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	450,000	432,562	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	194,775	(a)
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	160,000	164,400
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	430,000	417,100
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	90,000	80,100	(a)(b)
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	440,000	467,500	(a)(b)(i)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	230,000	225,400
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	168,525
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	414,000	393,300
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	400,000	412,000	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	470,000	487,625	(a)
Vale SA, Senior Notes	5.625%	9/11/42	1,090,000	888,350
Total Metals & Mining				4,331,637
Total Materials				7,873,301
Telecommunication Services — 9.8%
Diversified Telecommunication Services — 7.0%
AT&T Inc., Senior Notes	5.350%	9/1/40	170,000	185,962	(b)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	25,000	23,600	(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	130,000	134,550
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	530,000	552,255	(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	400,000	61,000	*(a)(d)
Orange SA, Notes	9.000%	3/1/31	600,000	929,232	(b)

See Notes to Financial Statements.

12	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Qwest Corp., Senior Notes	6.750%	12/1/21	1,500,000	$1,622,850	(b)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,550,000	2,543,625	(a)(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,207,660	(b)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,680,000	1,956,572	(b)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	830,000	813,400	(b)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	50,000	47,125
Windstream Services LLC, Senior Notes	6.375%	8/1/23	250,000	210,000	(b)
Total Diversified Telecommunication Services				11,287,831
Wireless Telecommunication Services — 2.8%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	880,000	862,400	(a)(b)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	200,000	224,000	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	610,000	640,500	(a)(b)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	240,000	274,349	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	329,700
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	532,500	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	231,400
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	310,000	306,280
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	621,300
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	570,000	585,960	(a)(b)
Total Wireless Telecommunication Services				4,608,389
Total Telecommunication Services				15,896,220
Utilities — 3.1%
Electric Utilities — 2.8%
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	210,000	193,515	(a)
Electricite de France S.A., Subordinated Notes	5.250%	1/29/23	1,500,000	1,439,850	(a)(i)(j)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,196,958	(b)
Southern Co., Senior Notes	1.950%	9/1/16	150,000	150,230	(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	500,000	550,425	(h)
Total Electric Utilities				4,530,978
Gas Utilities — 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	20,000	22,175	(b)
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., Senior Notes	8.000%	6/1/20	100,000	116,500	(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	403,000	425,165	(a)(b)
Total Independent Power and Renewable Electricity Producers				541,665
Total Utilities				5,094,818
Total Corporate Bonds & Notes (Cost — $146,894,784)				155,368,095

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 12.0%
AAA Trust, 2005-1A 1A3B	0.860%	2/27/35	462,950	$418,970	(a)(i)
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	878,257	683,068
ACE Securities Corp., 2005-WF1 M1	1.083%	5/25/35	343,728	341,831	(i)
Argent Securities Inc., 2003-W3 M1	1.578%	9/25/33	32,125	27,826	(i)
Associates Manufactured Housing Pass-Through Certificates, 1997-CLB2	8.900%	6/15/28	1,957,819	1,967,021	(b)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	18,993	19,307	(i)
Bayview Financial Asset Trust, 2007-SR1A M1	1.253%	3/25/37	819,643	715,548	(a)(i)
Bayview Financial Asset Trust, 2007-SR1A M3	1.603%	3/25/37	310,899	254,067	(a)(i)
Bayview Financial Asset Trust, 2007-SR1A M4	1.953%	3/25/37	84,791	65,594	(a)(i)
Bear Stearns Asset-Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	418,733	258,307
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	344,729	346,110
Conseco Financial Corp., 1993-1 B	8.450%	4/15/18	9,573	2,845
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	128,777	129,976	(i)
Countrywide Asset-Backed Certificates, 2004-3 3A3	1.213%	8/25/34	135,516	116,569	(i)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.353%	10/25/47	677,033	563,966	(i)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	1.453%	8/25/47	24,573	22,386	(a)(i)
Credit Suisse First Boston Mortgage Securities Corp., 2004-CF2 2A1	0.923%	5/25/44	11,666	11,553	(a)(i)
Education Funding Capital Trust, 2004-1 B1	1.846%	6/15/43	1,200,000	1,014,931	(b)(i)
EMC Mortgage Loan Trust, 2003-B A1	0.996%	11/25/41	14,053	13,293	(a)(i)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	188,425	73,750	(a)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.203%	2/25/31	34,844	34,518	(a)(i)
Green Tree Home Improvement Loan Trust, 1996-D HIB2	8.000%	9/15/27	9,470	9,472
Greenpoint Manufactured Housing, 1999-2 A2	3.076%	3/18/29	750,000	645,056	(i)
Greenpoint Manufactured Housing, 1999-3 2A2	3.713%	6/19/29	350,000	304,500	(i)
Greenpoint Manufactured Housing, 1999-4 A2	3.943%	2/20/30	300,000	261,000	(i)
Greenpoint Manufactured Housing, 2001-2 IA2	3.938%	2/20/32	275,000	242,222	(i)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.934%	3/13/32	450,000	396,177	(i)
GSAA Home Equity Trust, 2004-8 A3A	1.193%	9/25/34	89,300	87,735	(i)
GSAA Home Equity Trust, 2006-19 A3A	0.693%	12/25/36	556,430	311,174	(i)
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	1,062,185	1,048,750
GSRPM Mortgage Loan Trust, 2006-1 A1	0.753%	3/25/35	61,482	60,393	(a)(i)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.746%	9/25/36	84,037	80,210	(a)(i)
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	95,601	97,293
Lehman XS Trust, 2007-1 WF1	7.000%	1/25/37	541,607	360,718	(i)
Morgan Stanley Capital Inc., 2003-NC9 M	1.578%	9/25/33	864,407	771,519	(i)

See Notes to Financial Statements.

14	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Morgan Stanley Capital Inc., 2003-SD1 A1	1.453%	3/25/33	13,561	$12,860	(i)
Morgan Stanley Capital Inc., 2004-HE7 M1	1.353%	8/25/34	1,539,471	1,412,665	(b)(i)
New Century Home Equity Loan Trust, 2004-3 M1	1.383%	11/25/34	1,480,740	1,313,383	(i)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	138,047	142,237	(i)
Option One Mortgage Loan Trust, 2003-2 A2	1.053%	4/25/33	245,475	227,057	(i)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	1,642,802	1,396,301	(i)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	1,844,784	1,540,649	(i)
Park Place Securities Inc., 2004-WCW1 M2	1.473%	9/25/34	225,847	225,974	(i)
Park Place Securities Inc., 2004-WHQ2 M2	1.398%	2/25/35	208,023	207,284	(i)
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	143,537	144,172
Renaissance Home Equity Loan Trust, 2005-3 AV3	0.833%	11/25/35	480,120	388,740	(i)
Residential Asset Mortgage Products Inc., 2004-RZ1 AII	0.933%	3/25/34	94,504	95,531	(i)
Residential Asset Securities Corp., 2002-KS2 AI6	6.228%	4/25/32	73,944	74,871	(i)
Residential Asset Securities Corp., 2003-KS8 AI6	4.830%	10/25/33	57,099	56,717	(i)
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	302,918	312,361	(a)
Structured Asset Securities Corp., 2006-GEL3 A2	0.683%	7/25/36	197,447	196,864	(a)(i)
Total Asset-Backed Securities (Cost — $17,310,297)				19,505,321
Collateralized Mortgage Obligations — 6.4%
American Home Mortgage Investment Trust, 2007-A 4A	1.346%	7/25/46	569,486	192,466	(a)(i)
Banc of America Funding Corp., 2004-B 6A1	2.082%	12/20/34	233,284	158,530	(i)
BCAP LLC Trust, 2009-RR12 2A2	0.799%	3/26/35	1,843,502	1,258,691	(a)(i)
Bear Stearns Alt-A Trust, 2004-03 A1	1.093%	4/25/34	253,853	242,160	(i)
Bear Stearns Alt-A Trust, 2005-10 21A1	2.804%	1/25/36	682,731	561,529	(i)
Bear Stearns Asset-Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	294,815	2,239	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.683%	10/25/35	1,049,384	919,346	(a)(i)
Countrywide Home Loans, 2004-R2 1AF1	0.873%	11/25/34	164,154	138,220	(a)(i)
Countrywide Home Loans, 2005-7 1A1	0.993%	3/25/35	662,679	603,931	(i)
Greenpoint Mortgage Funding Trust, 2005-AR5 3A2	0.723%	11/25/46	607	3,050	(i)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	914,760	929,924	(a)(i)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.248%	11/19/34	97,719	73,672	(i)
HarborView Mortgage Loan Trust, 2004-10 4A	2.963%	1/19/35	178,439	174,897	(i)
Impac CMB Trust, 2005-2 2A2	1.253%	4/25/35	79,372	68,463	(i)
Impac CMB Trust, 2A-10	1.093%	3/25/35	217,924	185,234	(i)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	46,572	46,148
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	880,442	613,534	(b)(i)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.567%	6/15/36	232,698	665	(a)(g)(i)
Merit Securities Corp., 11PA 3A1	1.069%	4/28/27	83,470	72,026	(a)(i)
Merit Securities Corp., 11PA B3	2.699%	9/28/32	660,311	531,907	(a)(i)

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	394,029	$357,596	(b)(i)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	2,180,682	86,749	(i)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	0.984%	7/25/34	4,512,479	193,197	(i)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.155%	7/25/34	319,454	3,212	(i)
Regal Trust IV, 1999-1 A	2.178%	9/29/31	21,201	19,552	(a)(i)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	12,567	11,992
Sequoia Mortgage Trust, 2003-2 A2	1.611%	6/20/33	19,608	18,957	(i)
Sequoia Mortgage Trust, 2004-10 A1A	1.068%	11/20/34	16,481	15,386	(i)
Sequoia Mortgage Trust, 2004-11 A1	1.048%	12/20/34	398,925	384,552	(i)
Sequoia Mortgage Trust, 2004-12 A1	0.988%	1/20/35	190,565	173,570	(i)
Structured Asset Securities Corp., 1998-RF2 A	6.012%	7/15/27	196,234	191,719	(a)(i)
Structured Asset Securities Corp., 2002-9 A2	1.053%	10/25/27	370,486	360,117	(i)
Structured Asset Securities Corp., 2003-9A 2A2	2.628%	3/25/33	114,022	112,829	(i)
Structured Asset Securities Corp., 2004-NP1 A	1.253%	9/25/33	60,872	59,937	(a)(i)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A2A	4.476%	9/25/36	977,929	585,546
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR06 A	0.873%	5/25/44	358,229	335,908	(i)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.843%	10/25/44	268,787	257,567	(i)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR5 3A	1.377%	7/25/46	668,650	415,042	(i)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	13,534	14,117
Total Collateralized Mortgage Obligations (Cost — $9,306,617)				10,374,177
Mortgage-Backed Securities — 0.1%
FNMA — 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost — $171,453)	6.500%	8/25/44	168,920	189,823
Senior Loans — 1.2%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	430,000	428,208	(k)(l)
Energy — 0.2%
Energy Equipment & Services — 0.1%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	542,259	323,957	(g)(k)(l)
Oil, Gas & Consumable Fuels — 0.1%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	100,000	99,000	(g)(k)(l)
Total Energy				422,957

See Notes to Financial Statements.

16	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care — 0.3%
Health Care Providers & Services — 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	440,000		$425,700	(k)(l)
Utilities — 0.4%
Electric Utilities — 0.4%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	239,399		217,853	(k)(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	424,625		369,424	(k)(l)
Total Utilities					587,277
Total Senior Loans (Cost — $1,932,811)					1,864,142
Sovereign Bonds — 3.0%
Argentina — 0.6%
Republic of Argentina, Senior Notes	6.875%	4/22/21	340,000		362,610	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	210,000		227,010	(a)
Republic of Argentina, Senior Notes	7.125%	7/6/36	300,000		300,000	(a)
Total Argentina					889,620
Mexico — 1.0%
United Mexican States, Senior Bonds	6.500%	6/9/22	28,500,000	MXN	1,629,686
Poland — 1.4%
Republic of Poland, Bonds	4.000%	10/25/23	8,440,000	PLN	2,337,682	(b)
Total Sovereign Bonds (Cost — $5,204,297)					4,856,988
U.S. Government & Agency Obligations — 10.7%
U.S. Government Obligations — 10.7%
U.S. Treasury Notes	0.875%	11/30/17	9,450,000		9,489,132	(b)
U.S. Treasury Notes	1.375%	9/30/20	6,590,000		6,709,701	(b)
U.S. Treasury Notes	1.625%	5/15/26	1,120,000		1,133,694
Total U.S. Government & Agency Obligations (Cost — $17,216,165)					17,332,527

			Shares
Common Stocks — 1.2%
Energy — 0.5%
Energy Equipment & Services — 0.0%
Hercules Offshore Inc.			16,942		23,549	*
Oil, Gas & Consumable Fuels — 0.5%
Magnum Hunter Resources Corp.			52,499		715,299	*(g)
Total Energy					738,848
Financials — 0.7%
Banks — 0.7%
Citigroup Inc.			25,131		1,065,303

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Premier Bond Fund

Security		Shares	Value
Health Care — 0.0%
Health Care Providers & Services — 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)		1,900	$22,819	*(f)(g)
Industrials — 0.0%
Marine — 0.0%
DeepOcean Group Holding AS		8,860	48,030	*(f)(g)
Total Common Stocks (Cost — $2,914,588)			1,875,000

	Rate
Convertible Preferred Stocks — 0.2%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Allergan PLC (Cost — $369,262)	5.500%	439	365,959
Preferred Stocks — 1.2%
Financials — 1.2%
Diversified Financial Services — 1.2%
Citigroup Capital XIII	7.008%	75,725	1,974,151	(i)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%	33,900	3	*(d)(f)
Total Diversified Financial Services			1,974,154
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	0.000%	100	595	*(i)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	200	1,200	*
Total Thrifts & Mortgage Finance			1,795
Total Preferred Stocks (Cost — $1,996,536)			1,975,949
Total Investments before Short-Term Investments (Cost — $203,316,810)			213,707,981
Short-Term Investments — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $1,746,930)	0.238%	1,746,930	1,746,930
Total Investments — 132.8% (Cost — $205,063,740#)			215,454,911
Liabilities in Excess of Other Assets — (32.8)%			(53,182,534)
Total Net Assets — 100.0%			$162,272,377

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (See Note 5).

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	The coupon payment on these securities is currently in default as of June 30, 2016.

See Notes to Financial Statements.

18	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Western Asset Premier Bond Fund

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Illiquid security.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $205,063,740)	$215,454,911
Foreign currency, at value (Cost — $377,982)	341,970
Receivable for securities sold	4,587,803
Interest receivable	2,616,055
Unrealized appreciation on forward foreign currency contracts	59,620
Principal paydown receivable	14,646
Deposits with brokers for open futures contracts	5,003
Receivable from broker — variation margin on open futures contracts	656
Prepaid expenses	14,719
Other assets	7,743
Total Assets	223,103,126

Liabilities:
Loan payable (Note 5)	58,000,000
Payable for securities purchased	2,085,135
Due to custodian	477,406
Investment management fee payable	98,693
Interest payable	49,346
Trustees’ fees payable	4,863
Accrued expenses	115,306
Total Liabilities	60,830,749
Total Net Assets	$162,272,377

Net Assets:
Common shares, no par value, unlimited number of shares authorized, 11,899,563 shares issued and outstanding	167,904,689
Undistributed net investment income	3,457,233
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(19,501,830)
Net unrealized appreciation on investments, futures contracts and foreign currencies	10,412,285
Total Net Assets	$162,272,377

Shares Outstanding	11,899,563

Net Asset Value	$13.64

See Notes to Financial Statements.

20	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$6,805,006
Dividends	105,865
Total Investment Income	6,910,871

Expenses:
Investment management fee (Note 2)	585,192
Interest expense (Note 5)	371,103
Legal fees	36,948
Audit and tax fees	32,243
Transfer agent fees	25,489
Excise tax (Note 1)	16,656
Shareholder reports	15,853
Trustees’ fees	11,656
Stock exchange listing fees	10,590
Commitment fees (Note 5)	7,078
Fund accounting fees	6,896
Custody fees	5,173
Insurance	1,667
Miscellaneous expenses	5,388
Total Expenses	1,131,932
Net Investment Income	5,778,939

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions and investments in other assets	(4,496,327)
Futures contracts	(154,333)
Foreign currency transactions	(87,313)
Net Realized Loss	(4,737,973)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments and investments in other assets	11,983,312
Futures contracts	(125,277)
Foreign currencies	40,451
Change in Net Unrealized Appreciation (Depreciation)	11,898,486
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	7,160,513
Increase in Net Assets From Operations	$12,939,452

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$5,778,939	$11,840,425
Net realized loss	(4,737,973)	(4,817,131)
Change in net unrealized appreciation (depreciation)	11,898,486	(14,895,252)
Increase (Decrease) in Net Assets From Operations	12,939,452	(7,871,958)

Distributions to Shareholders From (Note 1):
Net investment income	(6,366,266)	(12,851,348)
Decrease in Net Assets From Distributions to Shareholders	(6,366,266)	(12,851,348)

Fund Share Transactions:
Reinvestment of distributions (0 and 1,934 shares issued, respectively)	—	28,778
Increase in Net Assets From Fund Share Transactions	—	28,778
Increase (Decrease) in Net Assets	6,573,186	(20,694,528)

Net Assets:
Beginning of period	155,699,191	176,393,719
End of period*	$162,272,377	$155,699,191
*Includes undistributed net investment income of:	$3,457,233	$4,044,560

See Notes to Financial Statements.

22	Western Asset Premier Bond Fund 2016 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended June 30, 2016

Increase (Decrease) in Cash:
Cash Provided (Used) by Operating Activities:
Net increase in net assets resulting from operations	$12,939,452
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(73,606,181)
Sales of portfolio securities	76,991,311
Net purchases, sales and maturities of short-term investments	(860,904)
Investment transaction adjustments, net	(45,815)
Payment-in-kind	(243,703)
Net amortization of premium (accretion of discount)	(928,453)
Increase in receivable for securities sold	(4,506,728)
Decrease in interest receivable	18,867
Increase in receivable from broker — variation margin on open futures contracts	(656)
Increase in prepaid expenses	(8,999)
Increase in principal paydown receivable	(12,110)
Decrease in receivable for insurance proceeds	1,633,988
Decrease in deposits with brokers for open futures contracts	216,516
Increase in payable for securities purchased	2,085,135
Decrease in investment management fee payable	(2,228)
Increase in Trustees’ fees payable	3,882
Increase in interest payable	1,171
Decrease in accrued expenses	(192,799)
Decrease in payable to broker — variation margin on open futures contracts	(20,953)
Net realized loss on investments	4,496,327
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency transactions	(12,040,142)
Net Cash Provided by Operating Activities*	5,916,978

Cash Flows From Financing Activities:
Distributions paid on common stock	(6,366,266)
Increase in due to custodian	477,406
Net Cash Used in Financing Activities	(5,888,860)
Net Increase in Cash	28,118
Cash at Beginning of Period	313,852
Cash at End of Period	$341,970

*	Included in operating expenses is cash of $377,049 paid for interest and commitment fees on borrowings.

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	23

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2016[1,2]	2015[1]	2014[1]	2013[1]	2012[1]	2011[1]

Net asset value, beginning of period	$13.08	$14.83	$14.81	$14.84	$13.05	$13.96

Income (loss) from operations:
Net investment income	0.49	1.00	1.04	1.15	1.16	1.32
Net realized and unrealized gain (loss)	0.61	(1.67)	(0.12)	(0.03)	1.96	(0.73)
Distributions paid to auction rate preferred stockholders from net investment income	—	—	(0.00) [3]	(0.01)	(0.01)	(0.01)
Total income (loss) from operations	1.10	(0.67)	0.92	1.11	3.11	0.58

Less distributions from:
Net investment income	(0.54) [4]	(1.08)	(1.08)	(1.14)	(1.32)	(1.49)
Total distributions	(0.54)	(1.08)	(1.08)	(1.14)	(1.32)	(1.49)
Net increase from tender and repurchase of Auction Rate Preferred Shares	—	—	0.18	—	—	—

Net asset value, end of period	$13.64	$13.08	$14.83	$14.81	$14.84	$13.05

Market price, end of period	$13.30	$12.16	$13.89	$14.53	$15.54	$15.95
Total return, based on NAV[5,6]	8.57%	(4.78)%	7.53%[7]	7.71%	24.90%	4.12%
Total return, based on Market Price[8]	14.13%	(5.12)%	2.88%	0.97%	6.16%	24.87%

Net assets, end of period (000s)	$162,272	$155,699	$176,394	$176,192	$176,214	$154,406

Ratios to average net assets:[9]
Gross expenses	1.46%[10]	1.43%	1.47%	1.20%	1.19%	1.30%
Net expenses	1.46 [10]	1.43	1.47	1.20	1.19	1.30
Net investment income	7.45 [10]	6.97	6.85	7.68	8.33	9.45

Portfolio turnover rate	35%	36%	32%	36%	36%	18%

Supplemental data:
Auction Rate Preferred Stock at Liquidation Value, End of Year (000s)	—	—	—	$72,000	$72,000	$72,000
Asset Coverage Ratio for Auction Rate Preferred Stock[11]	—	—	—	345%	345%	314%
Asset Coverage, per $25,000 Liquidation Value per Share of Auction Rate Preferred Stock[11]	—	—	—	$86,178 [12]	$86,186 [12]	$78,613 [12]
Loan Outstanding, End of Period (000s)	$58,000	$58,000	$53,000	—	—	—
Asset Coverage Ratio for Loan Outstanding[13]	380%	368%	433%	—	—	—
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[13]	$3,798	$3,684	$4,328 [12]	—	—	—
Weighted Average Loan (000s)	$58,000	$57,230	$53,000 [14]	—	—	—
Weighted Average Interest Rate on Loan	1.29%	1.05%	1.00%[14]	—	—	—

See Notes to Financial Statements.

24	Western Asset Premier Bond Fund 2016 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 97% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been 6.22%.

[8]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[10]	Annualized.

[11]	Represents value of net assets plus the auction rate preferred stock at the end of the period divided by the auction rate preferred stock outstanding at the end of the period.

[12]	Added to conform to current period presentation.

[13]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

[14]	Weighted average based on the number of days that the Fund had a loan outstanding.

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

26	Western Asset Premier Bond Fund 2016 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Western Asset Premier Bond Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Energy	—	$28,363,673	$0	*	$28,363,673
Industrials	—	13,945,625	510,497		14,456,122
Other corporate bonds & notes	—	112,548,300	—		112,548,300
Asset-backed securities	—	19,086,351	418,970		19,505,321
Collateralized mortgage obligations	—	10,374,177	—		10,374,177
Mortgage-backed securities	—	189,823	—		189,823
Senior loans:
Consumer discretionary	—	428,208	—		428,208
Energy	—	323,957	99,000		422,957
Health care	—	—	425,700		425,700
Utilities	—	—	587,277		587,277
Sovereign bonds	—	4,856,988	—		4,856,988
U.S. government & agency obligations	—	17,332,527	—		17,332,527
Common stocks:
Energy	$23,549	715,299	—		738,848
Financials	1,065,303	—	—		1,065,303
Health care	—	—	22,819		22,819
Industrials	—	—	48,030		48,030
Convertible preferred stocks	365,959	—	—		365,959
Preferred stocks	1,975,946	—	3		1,975,949
Total long-term investments	$3,430,757	$208,164,928	$2,112,296		$213,707,981
Short-term investments†	1,746,930	—	—		1,746,930
Total investments	$5,177,687	$208,164,928	$2,112,296		$215,454,911
Other assets	—	—	7,743		7,743
Other financial instruments:
Forward foreign currency contracts	—	$59,620	—		$59,620
Total	$5,177,687	$208,224,548	$2,120,039		$215,522,274

28	Western Asset Premier Bond Fund 2016 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$9,269	—	—	$9,269

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Energy		Industrials	Asset- Backed Securities
Balance as of December 31, 2015	—		$2,546,072	$2,533,965
Accrued premiums/discounts	—		5,221	31,179
Realized gain (loss)[1]	—		—	(22,997)
Change in unrealized appreciation (depreciation)[2]	—		(85,483)	70,332
Purchases	$0	*	—	339,750
Sales	—		(575,622)	(738)
Transfers into Level 3[3]	—		250,594	—
Transfers out of Level 3[4]	—		(1,630,285)	(2,532,521)
Balance as of June 30, 2016	$0	*	$510,497	$418,970
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	—		$(8,690)	$(8,119)

	Senior Loans
Investments in Securities (cont’d)	Consumer Staples	Energy	Health Care	Utilities
Balance as of December 31, 2015	$176,400	$559,900	—	$341,420
Accrued premiums/discounts	318	5,117	—	942
Realized gain (loss)[1]	1,127	(56,925)	—	69
Change in unrealized appreciation (depreciation)[2]	2,155	194,968	—	20,798
Purchases	—	365,955	—	226,800
Sales	(180,000)	(646,058)	—	(2,752)
Transfers into Level 3[3]	—	—	$425,700	—
Transfers out of Level 3[4]	—	(323,957)	—	—
Balance as of June 30, 2016	—	$99,000	$425,700	$587,277
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	—	$1,864	—	$20,798

Western Asset Premier Bond Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

	Common Stocks
Investments in Securities (cont’d)	Health Care	Industrials	Preferred Stocks	Other Assets	Total
Balance as of December 31, 2015	$157,700	$41,368	—	$7,743	$6,364,568
Accrued premiums/discounts	—	—	—	—	42,777
Realized gain (loss)[1]	36,853	—	—	—	(41,873)
Change in unrealized appreciation (depreciation)[2]	20,332	6,662	—	—	229,764
Purchases	17,418	—	—	—	949,923
Sales	(209,484)	—	—	—	(1,614,654)
Transfers into Level 3[3]	—	—	$3	—	676,297
Transfers out of Level 3[4]	—	—	—	—	(4,486,763)
Balance as of June 30, 2016	$22,819	$48,030	$3	$7,743	$2,120,039
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	$5,401	$6,662	—	—	$17,916

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

30	Western Asset Premier Bond Fund 2016 Semi-Annual Report

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a

Western Asset Premier Bond Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

32	Western Asset Premier Bond Fund 2016 Semi-Annual Report

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of

Western Asset Premier Bond Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

34	Western Asset Premier Bond Fund 2016 Semi-Annual Report

(n) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $210,656 of Federal excise taxes attributable to calendar year 2015.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has a management agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. “Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are additional investment advisers to the Fund under portfolio

Western Asset Premier Bond Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

management agreements between Western Asset and Western Singapore, and Western Asset and Western Japan.

Western Singapore and Western Japan provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments in Asia (excluding Japan) and Japan, respectively.

Under the terms of the administration services agreement among the Fund, Western Asset and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), Western Asset (not the Fund) pays LMPFA, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500.

LMPFA, Western Asset, WAML, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

During periods in which the Fund utilizes financial leverage, the fees paid to the investment adviser will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

All officers and one Trustee of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$52,224,350	$21,381,831
Sales	69,806,410	7,184,901

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,306,874
Gross unrealized depreciation	(5,915,703)
Net unrealized appreciation	$10,391,171

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	1	9/16	$163,075	$172,344	$(9,269)

36	Western Asset Premier Bond Fund 2016 Semi-Annual Report

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,937,670	EUR	1,690,000	Citibank N.A.	8/12/16	$59,620

Abbreviations used in this table:
EUR	— Euro
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$59,620

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$9,269

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(154,333)	—	$(154,333)
Forward foreign currency contracts[1]	—	$(87,274)	(87,274)
Total	$(154,333)	$(87,274)	$(241,607)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(125,277)	—	$(125,277)
Forward foreign currency contracts[1]	—	$56,830	56,830
Total	$(125,277)	$56,830	$(68,447)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$1,436,920
Futures contracts (to sell)	4,181,311
Forward foreign currency contracts (to buy)†	35,093
Forward foreign currency contracts (to sell)	1,939,689

†	At June 30, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$656	—	$656
Forward foreign currency contracts	59,620	—	59,620
Total	$60,276	—	$60,276

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Loan

The Fund has a revolving credit agreement with State Street Bank and Trust Company that allows the Fund to borrow up to an aggregate amount of $72,000,000 and renews daily for a 270-day term unless notice to the contrary is given to the Fund. The Fund pays a commitment fee at an annual rate of 0.10%, on the unutilized portion of the loan. The interest on the loan is calculated at a variable rate based on the higher of the overnight federal funds rate or the overnight LIBOR rate, plus any applicable margin. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on the behalf of State Street Bank and Trust Company. The Fund’s credit agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the

38	Western Asset Premier Bond Fund 2016 Semi-Annual Report

1940 Act. In addition, the credit agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. For the six months ended June 30, 2016, the Fund incurred a commitment fee in the amount of $7,078. Interest expense related to this loan for the six months ended June 30, 2016 was $371,103. For the six months ended June 30, 2016, the Fund had an average daily loan balance outstanding of $58,000,000 and the weighted average interest rate was 1.29%. At June 30, 2016, the Fund had $58,000,000 of borrowings outstanding.

6. Distributions subsequent to June 30, 2016

The following distributions have been declared by the Fund’s Board of Trustees and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
7/22/2016	7/29/2016	$0.0850
8/19/2016	8/26/2016	$0.0850
9/23/2016	9/30/2016	$0.0850

7. Stock repurchase program

On November 20, 2015, the Fund announced that the Fund’s Board of Trustees (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2016, the Fund did not repurchase any shares.

8. Capital loss carryforward

As of December 31, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(11,644,915)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $2,964,382, if any, which have no expiration date, must be used first to offset any such gains.

Western Asset Premier Bond Fund 2016 Semi-Annual Report	39

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Fund’s annual meeting of shareholders was held on May 17, 2016. Of the 11,899,563 common shares outstanding, the following shares were voted in the meeting:

Election of Trustees:	For	Withheld
Robert Abeles, Jr.	9,651,293	574,876
Anita L. DeFrantz	9,625,686	600,483
Ronald L. Olson	9,536,291	689,878
Avedick B. Poladian	9,662,744	563,425
William E. B. Siart	9,687,872	538,297
Jaynie M. Studenmund	9,614,667	611,502
Jane Trust	9,701,031	525,138

40	Western Asset Premier Bond Fund

Dividend reinvestment plan (unaudited)

The Fund and Computershare Inc. (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to participate in the Plan.

As a participant in the Dividend Reinvestment Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the NAV of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.

Additional information regarding the plan

The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare. Registered shareholder may terminate participation in the Plan at any time by giving notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to terminate participation in the Plan.

Western Asset Premier Bond Fund	41

Dividend reinvestment plan (unaudited) (cont’d)

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year. Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Inc., 211 Quality Circle, Suite 210, College Station, TX 77845-4470. Investor Relations Telephone number 1-888-888-0151.

42	Western Asset Premier Bond Fund

Western Asset

Premier Bond Fund

Trustees

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart

Chairman

Jaynie M. Studenmund

Jane Trust

Officers

Jane Trust

President and

Chief Executive Officer

Richard F. Sennett

Principal Financial Officer and Treasurer

Todd F. Kuehl

Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

Jenna Bailey

Identity Theft

Prevention Officer

Western Asset Premier Bond Fund

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd.

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Transfer agent

Computershare Inc.*

211 Quality Circle, Suite 210

College Station, TX 77845-4470

New York Stock

Exchange Symbol

WEA

*	Effective March 14, 2016, Computershare Inc. serves as the Fund’s transfer agent.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your non-public personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Premier Bond Fund

Western Asset Premier Bond Fund

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Premier Bond Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

211 Quality Circle, Suite 210

College Station, TX 77845-4470

WASX012842 8/16 SR16-2852

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not Applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxle Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016